Investments in Affiliates - Additional Information (Details) - CNY (¥) ¥ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2011	Dec. 31, 2016	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2017
Income from Equity in Affiliates
Investments in and Advances to Affiliates [Line Items]
Recognized impairment losses				¥ 7,484	¥ 0	¥ 0
Kunshan Jingzhao Equity Investment Management Co., Ltd.
Investments in and Advances to Affiliates [Line Items]
Capital Injected in to a joint venture		¥ 4,000
Equity Interest ownership		40.00%
Wanjia Win-Win Assets Management Co., Ltd.
Investments in and Advances to Affiliates [Line Items]
Capital Injected in to a joint venture	¥ 21,000
Equity Interest ownership	35.00%						28.00%
Gopher/Olive Transform Private Fund
Investments in and Advances to Affiliates [Line Items]
Capital Injected in to a joint venture			¥ 150,000
Investment at cost, percentage			48.00%
Equity Interest ownership							35.00%
Gopher Asset Management Co., Ltd.
Investments in and Advances to Affiliates [Line Items]
Equity Interest ownership				10.00%